UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03084

Prudential Jennison Small Company Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 9/30/2013

Date of reporting period: 6/30/2013

Item 1.	Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 0.4%
Moog, Inc. (Class A Stock)*	832	$42,873
Teledyne Technologies, Inc.*	164,037	12,688,262

		12,731,135

Air Freight & Logistics — 0.2%
Hub Group, Inc. (Class A Stock)*	152,900	5,568,618

Airlines — 0.7%
Spirit Airlines, Inc.*	693,614	22,036,117

Biotechnology — 1.3%
BioMarin Pharmaceutical, Inc.*	802	44,743
Cepheid, Inc.*(a)	301,883	10,390,813
Exact Sciences Corp.*	1,157,170	16,096,235
KYTHERA Biopharmaceuticals, Inc.*	487,924	13,198,344
Onyx Pharmaceuticals, Inc.*	551	47,838

		39,777,973

Capital Markets — 2.7%
Artisan Partners Asset Management, Inc.*	104,857	5,233,413
Eaton Vance Corp.(a)	770,406	28,959,561
Evercore Partners, Inc. (Class A Stock)	404,967	15,907,104
Waddell & Reed Financial, Inc. (Class A Stock)	713,498	31,037,163

		81,137,241

Chemicals — 1.1%
Albemarle Corp.(a)	240,260	14,965,795
Intrepid Potash, Inc.	859,371	16,371,018
Omnova Solutions, Inc.*	1,619	12,968

		31,349,781

Commercial Banks — 7.6%
Bank of the Ozarks, Inc.(a)	473,117	20,500,160
BankUnited, Inc.	340,718	8,862,075
BOK Financial Corp.	502,531	32,187,111
East West Bancorp, Inc.	1,141,904	31,402,360
First Republic Bank	882,803	33,970,260
Pinnacle Financial Partners, Inc.*	565,224	14,531,909
Prosperity Bancshares, Inc.	573,480	29,700,529
Signature Bank*(a)	285,421	23,695,651
Wintrust Financial Corp.(a)	818,333	31,325,787

		226,175,842

Commercial Services & Supplies — 2.3%
Mobile Mini, Inc.*	597,926	19,821,247
Waste Connections, Inc.(a)	614,313	25,272,837
West Corp.	1,025,673	22,708,400

		67,802,484

Communications Equipment — 0.6%
NETGEAR, Inc.*	555,487	16,964,573

Construction & Engineering — 0.8%
Great Lakes Dredge & Dock Corp.	3,166,738	24,763,891

Diversified Telecommunication Services — 2.9%
Cogent Communications Group, Inc.	914,551	25,744,611
Frontier Communications Corp.	4,804,152	19,456,815

Lumos Networks Corp.	645,488	11,037,845
tw telecom, Inc.*	1,022,703	28,778,862

		85,018,133

Electric Utilities — 1.1%
ITC Holdings Corp.	345,069	31,504,800

Electrical Equipment — 0.7%
Polypore International, Inc.*(a)	543,159	21,889,308

Electronic Equipment, Instruments & Components
Anixter International, Inc.*	555	42,075

Energy Equipment & Services — 2.5%
Dresser-Rand Group, Inc.*	403,819	24,221,064
Dril-Quip, Inc.*	323,577	29,215,767
Superior Energy Services, Inc.*	847,418	21,982,023

		75,418,854

Food & Staples Retailing — 2.3%
Harris Teeter Supermarkets, Inc.	533,473	24,998,545
Susser Holdings Corp.*(a)	268,894	12,874,644
United Natural Foods, Inc.*(a)	548,422	29,609,304

		67,482,493

Food Products — 1.9%
Adecoagro SA (Luxembourg)*	1,872,297	11,701,856
Hain Celestial Group, Inc. (The)*(a)	565,567	36,744,888
SunOpta, Inc. (Canada)*	1,221,198	9,268,893

		57,715,637

Healthcare Equipment & Supplies — 1.2%
Hologic, Inc.*	2,642	50,991
Insulet Corp.*(a)	985,388	30,951,037
TearLab Corp.*(a)	415,968	4,417,580

		35,419,608

Healthcare Providers & Services — 8.1%
Acadia Healthcare Co., Inc.*	1,527	50,498
Air Methods Corp.(a)	1,390,350	47,105,058
Bio-Reference Labs, Inc.*(a)	907,771	26,098,416
Catamaran Corp. (Canada)*	964	46,966
Centene Corp.*	771,309	40,462,870
LifePoint Hospitals, Inc.*	1,182	57,729
Molina Healthcare, Inc.*(a)	618,791	23,006,649
MWI Veterinary Supply, Inc.*(a)	224,471	27,663,806
Team Health Holdings, Inc.*	630,967	25,913,815
Universal Health Services, Inc. (Class B Stock)	778,980	52,160,501

		242,566,308

Hotels, Restaurants & Leisure — 3.2%
Bloomin’ Brands, Inc.*(a)	453,441	11,281,612
Cheesecake Factory, Inc. (The)(a)	1,096,333	45,925,389
Noodles & Co.*	37,898	1,392,752
Panera Bread Co. (Class A Stock)*(a)	143	26,589
Pinnacle Entertainment, Inc.*	2,695	53,011
Texas Roadhouse, Inc.	2,350	58,797
Vail Resorts, Inc.	603,722	37,140,977

		95,879,127

Insurance — 5.0%
Protective Life Corp.	1,234,110	47,402,165
StanCorp Financial Group, Inc.	198,446	9,805,217
Symetra Financial Corp.	2,562,587	40,975,766
Validus Holdings Ltd.	1,500	54,180
White Mountains Insurance Group Ltd. (Bermuda)	87,734	50,441,786
WR Berkley Corp.	1,329	54,303

		148,733,417

Internet & Catalog Retail — 0.4%
Vitacost.com, Inc.*(a)	1,265,316	10,691,920

Internet Software & Services — 1.1%
Cornerstone OnDemand, Inc.*(a)	106,390	4,605,623
Dealertrack Technologies, Inc.*	58,765	2,082,044
ExactTarget, Inc.*	613,255	20,678,958
Millennial Media, Inc.*(a)	674,860	5,878,031

		33,244,656

IT Services — 4.1%
Gartner, Inc.*	474,616	27,048,366
Global Payments, Inc.	550,508	25,499,531
InterXion Holding NV (Netherlands)*	915,317	23,917,233
Vantiv, Inc. (Class A Stock)*(a)	1,630,502	45,001,855

		121,466,985

Life Sciences Tools & Services — 1.2%
Bruker Corp.*	1,207,166	19,495,731
Fluidigm Corp.*	1,015,134	17,724,240

		37,219,971

Machinery — 5.1%
CIRCOR International, Inc.	371,632	18,901,203
Crane Co.	326,362	19,555,611
IDEX Corp.	593,679	31,945,867
Nordson Corp.	244,830	16,969,167
RBC Bearings, Inc.*	513,766	26,690,144
Rexnord Corp.*	395,335	6,661,395
Terex Corp.*	687,633	18,084,748
Woodward, Inc.	297,317	11,892,680

		150,700,815

Marine — 0.7%
Kirby Corp.*(a)	255,259	20,303,301

Media — 1.7%
Cinemark Holdings, Inc.	1,373,537	38,349,153
Imax Corp. (Canada)*(a)	529,516	13,163,768

		51,512,921

Metals & Mining — 1.6%
A.M. Castle & Co.*	1,053	16,595
Compass Minerals International, Inc.	192,487	16,270,926
Constellium NV (France)*	437,263	7,061,797
McEwen Mining, Inc.*(a)	3,388,219	5,692,208
Reliance Steel & Aluminum Co.	267,078	17,509,634

		46,551,160

Oil, Gas & Consumable Fuels — 5.0%
Bonanza Creek Energy, Inc.*	603,871	21,413,266
Cheniere Energy, Inc.*	631	17,517
PDC Energy, Inc.*	114,605	5,899,865
Rosetta Resources, Inc.*	1,309,826	55,693,802

SemGroup Corp. (Class A Stock)	483,120	26,020,843
Targa Resources Corp.	405,050	26,056,866
Whiting Petroleum Corp.*	318,003	14,656,758

		149,758,917

Personal Products
Herbalife Ltd. (Cayman Islands)(a)	1,258	56,786

Pharmaceuticals — 0.7%
Pacira Pharmaceuticals, Inc.*(a)	678,774	19,684,446
Sagent Pharmaceuticals, Inc.*	755	15,840

		19,700,286

Professional Services — 2.1%
Corporate Executive Board Co. (The)	540,389	34,163,393
FTI Consulting, Inc.*(a)	402,924	13,252,170
Huron Consulting Group, Inc.*	813	37,593
Korn/Ferry International*	826,276	15,484,412

		62,937,568

Real Estate Investment Trusts — 6.3%
Blackstone Mortgage Trust, Inc.	104,354	2,577,544
Capstead Mortgage Corp.	1,029,010	12,451,021
Chimera Investment Corp.	5,979,794	17,939,382
Colony Financial, Inc.	910,448	18,108,811
Douglas Emmett, Inc.	2,062	51,447
First Potomac Realty Trust	1,506	19,668
Hersha Hospitality Trust	4,080,515	23,014,105
MFA Financial, Inc.	5,319,619	44,950,780
Pebblebrook Hotel Trust	649,542	16,790,661
PS Business Parks, Inc.	180,649	13,037,438
Starwood Property Trust, Inc.	614,047	15,197,663
Summit Hotel Properties, Inc.	2,383,666	22,525,644

		186,664,164

Road & Rail — 1.3%
Genesee & Wyoming, Inc. (Class A Stock)*	18,954	1,608,057
Heartland Express, Inc.	1,474,363	20,449,415
Roadrunner Transportation Systems, Inc.*	626,888	17,452,562

		39,510,034

Semiconductors & Semiconductor Equipment — 5.5%
ATMI, Inc.*	1,035,677	24,493,761
Cavium, Inc.*(a)	1,129,115	39,936,797
Hittite Microwave Corp.*	413,661	23,992,338
Power Integrations, Inc.	975,853	39,580,598
Semtech Corp.*	983,498	34,451,935

		162,455,429

Software — 4.1%
BroadSoft, Inc.*(a)	685,808	18,928,301
Cadence Design Systems, Inc.*(a)	3,604	52,186
CommVault Systems, Inc.*	269,852	20,479,068
Fortinet, Inc.*	796,559	13,939,782
Jive Software, Inc.*(a)	1,308,347	23,772,665
Netscout Systems, Inc.*	1,320	30,809
QLIK Technologies, Inc.*	957,147	27,058,546
SolarWinds, Inc.*	420,815	16,331,830
Tableau Software, Inc. (Class A Stock)*	9,893	548,270
Ultimate Software Group, Inc.*	493	57,824

		121,199,281

Specialty Retail — 6.2%
American Eagle Outfitters, Inc.	756,435	13,812,503
Asbury Automotive Group, Inc.*(a)	575,666	23,084,207
Chico’s FAS, Inc.	1,560,205	26,617,097
Dick’s Sporting Goods, Inc.(a)	902	45,154
DSW, Inc. (Class A Stock)	230,002	16,898,247
Express, Inc.*	1,251,432	26,242,529
Mattress Firm Holding Corp.*(a)	1,102,856	44,445,097
Pier 1 Imports, Inc.	1,453,747	34,148,517
Ulta Salon Cosmetics & Fragrance, Inc.*	531	53,185
Urban Outfitters, Inc.*	1,203	48,385

		185,394,921

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.*(a)	306,917	15,502,378
PVH Corp.	121,690	15,217,334

		30,719,712

Thrifts & Mortgage Finance — 0.4%
WSFS Financial Corp.	227,675	11,927,893

Trading Companies & Distributors
WESCO International, Inc.*	747	50,766

Water Utilities — 0.6%
Aqua America, Inc.	527,795	16,514,706

Wireless Telecommunication Services — 2.2%
NII Holdings, Inc.*	2,317,967	15,460,840
NTELOS Holdings Corp.	825,983	13,595,680
SBA Communications Corp. (Class A Stock)*(a)	474,022	35,134,511

		64,191,031

TOTAL LONG-TERM INVESTMENTS (cost $2,152,953,268)		2,912,750,638

SHORT-TERM INVESTMENT — 18.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $537,340,631; includes $498,117,814 of cash collateral for securities on loan)(b)(c)	537,340,631	537,340,631

TOTAL INVESTMENTS — 116.0% (cost $2,690,293,899)(d)		3,450,091,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%		(474,622,645)

NET ASSETS — 100.0%		$2,975,468,624

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $483,042,255; cash collateral of $498,117,814 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments was $2,715,341,603; accordingly, net unrealized appreciation on investments for federal income tax purposes was $734,749,666 (gross unrealized appreciation $800,755,105; gross unrealized depreciation $66,005,439. The difference between book and tax basis is primarily attributable to deferred losses on wash sales, Lehman Brothers securities adjustment, and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,912,750,638	$—	$—
Affiliated Money Market Mutual Fund	537,340,631	—	—

Total	$3,450,091,269	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 22, 2013

*	Print the name and title of each signing officer under his or her signature.